Basis of Preparation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 $ / $ / $	Mar. 05, 2018 $ / $
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate	19.64
Increase decrease in foreign currency exchange rate	3.81%
Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of Detailed Information About Investment Property [line items]
Percentage of ownership	51.00%
Percentage of remaining ownership	49.00%
Venezuela [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate | / $	22,793
Foreign currency exchange [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate		18.89